Principal Accounting Policies - Revenues disaggregated by products and services (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues disaggregated by products and services
Revenues	[1]	¥ 692,020	¥ 785,707	¥ 1,030,331
Net advertising services
Revenues disaggregated by products and services
Revenues		619,260	696,664	930,025
Paid services
Revenues disaggregated by products and services
Revenues		72,760	89,043	100,306
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		34,917	33,847	43,113
Revenues from E-commerce and others
Revenues disaggregated by products and services
Revenues		¥ 37,843	¥ 55,196	¥ 57,193

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):